ACCOUNTING POLICIES (Related Party) (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended		42 Months Ended
	Jan. 31, 2012	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2011	Jun. 30, 2015
Related Party Transaction [Line Items]
Profit sharing percent of earnings from Frontline from July 1 2015 onwards			50.00%
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Compensation payment received			$ 150,000,000	$ 106,000,000
Non-refundable advance relating to the profit sharing agreement				$ 50,000,000
Period of temporary reduction in daily time charter rates	4 years
Agreed Temporary Reduction in Daily Time Charter Rates		$ 6,500
Maximum daily amount to which temporary earnings-related 100% payment applies		$ 6,500